Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Partnership Revenue
The following tables contain the Partnership’s revenue for the years ended December 31, 2018, 2017 and 2016, by contract type and by segment:

Year ended December 31, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	481,700	—	—	—	—	—	—	481,700
Contracts of affreightment	—	198,448	—	—	—	—	—	198,448
Time charters	—	294,112	116,125	—	—	—	—	410,237
Bareboat charters	—	44,759	17,383	—	—	—	—	62,142
Voyage charters	—	28,027	—	—	53,327	21,325	(920)	101,759
Management fees and other (2)	51,486	71,067	3,049	36,536	—	—	—	162,138
	533,186	636,413	136,557	36,536	53,327	21,325	(920)	1,416,424

Year ended December 31, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(1)	Total
FPSO contracts	458,388	—	—	—	—	—	—	458,388
Contracts of affreightment	—	170,703	—	—	—	—	—	170,703
Time charters	—	284,281	47,605	4,236	—	9,132	—	345,254
Bareboat charters	—	69,568	19,296	—	—	—	—	88,864
Voyage charters	—	12,300	—	—	38,771	4,890	(8,886)	47,075
	458,388	536,852	66,901	4,236	38,771	14,022	(8,886)	1,110,284

Year ended December 31, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
FPSO contracts	495,223	—	—	—	—	—	—	495,223
Contracts of affreightment	—	148,367	—	—	—	—	—	148,367
Time charters	—	251,217	38,600	34,433	—	12,271	—	336,521
Bareboat charters	—	91,994	15,840	—	—		—	107,834
Voyage charters	—	18,018	—	—	37,952	8,475	—	64,445
	495,223	509,596	54,440	34,433	37,952	20,746	—	1,152,390

(1)	Includes revenues earned between segments of the Partnership, during the years ended December 31, 2018 and December 31, 2017.

(2)
Includes revenues of $55.0 million and $36.5 million in the shuttle tanker and UMS segments, respectively, related to a settlement agreement with Petrobras in relation to the previously-terminated charter contracts of the HiLoad DP unit and Arendal Spirit UMS. As part of the settlement agreement, Petrobras has agreed to pay a total amount of $96.0 million to the Partnership, which includes $55.0 million that was paid November 2018, and amounts of $22.0 million payable in late-2020 and $19.0 million payable in late-2021, which are available to be reduced by 40% of the revenues paid prior to the end of 2021 by Petrobras under any new contracts entered into subsequent to October 25, 2018 relating specifically to the Arendal Spirit UMS and the Cidade de Rio das Ostras and Piranema Spirit FPSO units.

The following table contains the Partnership’s revenue from contracts that do not contain a lease element and the non-lease element of time-charters accounted for as direct financing leases for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016
	$	$	$
Non-lease revenue - related to sales type or direct financing leases	4,547	5,813	6,203
Voyage charters - towage	53,327	38,771	37,952
Management fees and other	162,138	—	—
Total	220,012	44,584	44,155

Schedule of Contract Assets and Contract Liabilities
The following table presents the contract assets and contract liabilities on the Partnership’s consolidated balance sheets associated with these long-term charter arrangements from contracts with customers.

	December 31, 2018	January 1, 2018
	$	$
Contract Assets
Current	7,926	3,866
Non-Current	62,295	54,919
	70,221	58,785

Contract Liabilities
Current	55,750	69,668
Non-Current	145,852	176,755
	201,602	246,423

Schedule of Balances of Assets Recognized from the Costs to Fulfill Contract with Customer
The balances of assets recognized from the costs to fulfill a contract with a customer classified as other assets, split between current and non-current portions, on the Partnership's balance sheet, by main category, excluding balances in the Partnership’s equity accounted joint ventures, are as follows:

	Year ended December 31,
	2018	2017	2016
	$	$	$
Pre-operational costs	24,031	4,522	2,855
Offshore asset mobilization costs	51,302	57,818	65,360
Vessel repositioning costs	15,188	—	—
	90,521	62,340	68,215